Payments, by Government - 12 months ended Dec. 31, 2024 - CAD ($)	Taxes	Fees	Total Payments
Total	$ 541,076	$ 5,404,396	$ 5,945,472
CANADA
Total	541,076	5,404,396	5,945,472
CANADA | ACFN Dene Lands and Resource Management Co
Total		8,703	8,703
CANADA | Birch Narrows Dene Nation
Total		449,304	449,304
CANADA | Buffalo River Dene Nation
Total		676,552	676,552
CANADA | Clearwater Clearlake Metis Economic Development Corporation
Total		1,527,000	1,527,000
CANADA | Clearwater River Dene Nation
Total		778,620	778,620
CANADA | Government of British Columbia Ministry of Finance
Total	$ 541,076		541,076
CANADA | Government of Canada Canadian Nuclear Safety Commission
Total		1,411,434	1,411,434
CANADA | Government of Canada Receiver General for Canada Health Canada
Total		13,985	13,985
CANADA | Government of Canada Receiver General for Canada Innovation, Science and Economic Development Canada Radio
Total		5,446	5,446
CANADA | Government of Canada Receiver General for Canada Natural Resources Canada
Total		3,164	3,164
CANADA | Government of Canada Receiver General for Canada Statistics Canada
Total		830	830
CANADA | Government of Saskatchewan Ministry of Environment
Total		24,826	24,826
CANADA | MLTC Program Services Inc
Total		1,100	1,100
CANADA | Metis Nation Saskatchewan
Total		10,000	10,000
CANADA | National Coalition of Chiefs
Total		20,000	20,000
CANADA | Northern Hamlet of Turnor Lake and Community
Total		53,500	53,500
CANADA | Northern Village of Buffalo Narrows and Community
Total		28,000	28,000
CANADA | Northern Village of La Loche and Community
Total		353,207	353,207
CANADA | Yathi Nene Land and Resource Office
Total		$ 38,725	$ 38,725